Expense Example {- Fidelity® California Municipal Money Market Fund} - 02.28 Fidelity California Municipal Money Market Funds Retail Combo PRO-09 - Fidelity® California Municipal Money Market Fund - Fidelity California Municipal Money Market Fund-Default
Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628